Vessels, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Gain/ (loss) on vessels' sale	$ 945	$ (497)
Direct To Sale Expenses [Member]
Property, Plant and Equipment [Line Items]
Gain/ (loss) on vessels' sale	132
Doukato [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	6,027
Gain/ (loss) on vessels' sale	$ 945